UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22575

 NAME OF REGISTRANT:                     J.P. Morgan Access Multi-Strategy
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 277 Park Ave
                                         New York City, NY 10172

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc.
                                         383 Madison Ave
                                         New York, NY 10179

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

J.P. Morgan Access Multi-Strategy Fund II
--------------------------------------------------------------------------------------------------------------------------
 DIAMOND HILL INVESTMENT GROUP                                                               Agenda Number:  934927356
--------------------------------------------------------------------------------------------------------------------------
        Security:  25264S833
    Meeting Type:  Special
    Meeting Date:  17-May-2019
          Ticker:  DHLSX
            ISIN:  US25264S8338
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Tamara L. Fagely                                          Mgmt          No vote
       John T. Kelly-Jones                                       Mgmt          No vote
       Elizabeth P. Kessler                                      Mgmt          No vote
       D'Ray Moore Rice                                          Mgmt          No vote
       Nancy M. Morris                                           Mgmt          No vote
       Peter E. Sundman                                          Mgmt          No vote

2A.    To approve an amendment to the fundamental                Mgmt          No vote
       investment restriction with respect to
       borrowing.

2B.    To approve an amendment to the fundamental                Mgmt          No vote
       investment restriction with respect to
       lending.

3A.    To approve an amendment to the Second                     Mgmt          No vote
       Amended and Restated Agreement and
       Declaration of Trust to permit further
       amendments to be made by action of the
       Board without approval of shareholders,
       subject to the limitations of the
       Investment Company Act of 1940, as amended.

3B.    To approve an amendment to the Second                     Mgmt          No vote
       Amended and Restated Agreement and
       Declaration of Trust establishing a process
       for shareholder derivative actions.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         J.P. Morgan Access Multi-Strategy Fund II
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/27/2019